Leases - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 413
2027	838	$ 933
2028	947	870
2029	947	983
Thereafter	2,841
Future minimum payments	5,986	6,718
Impact of discounting	(1,721)	(2,031)
Total	$ 4,265	$ 4,687	$ 5,007